COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	June 30, 2026	December 31, 2025
Guarantees	$23.2	$21.5
Other commitments	367.7	319.5